Loans, financing and debentures - Breakdown by maturity – non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		R$ (88,378,903)	R$ (91,796,352)
2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,664,396)
2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(6,357,350)
2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(12,345,074)
2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(13,387,133)
Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(13,741,061)
Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(39,883,889)
Bonds | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(39,586,169)
Bonds | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Bonds | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,579,785)
Bonds | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(8,598,098)
Bonds | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,116,282)
Bonds | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(6,471,082)
Bonds | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(16,820,922)
Panda Bonds - CNY | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,981,055)
Panda Bonds - CNY | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(915,230)
Panda Bonds - CNY | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(989,540)
Panda Bonds - CNY | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNY | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(76,285)
Panda Bonds - CNY | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Panda Bonds - CNY | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Export credits (“export prepayments”) | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(13,321,704)
Export credits (“export prepayments”) | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,552,288)
Export credits (“export prepayments”) | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,449,249)
Export credits (“export prepayments”) | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,423,547)
Export credits (“export prepayments”) | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,064,262)
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(832,358)
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(117,727)
Assets Financing | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(49,589)
Assets Financing | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(62,326)
Assets Financing | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,812)
Assets Financing | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Assets Financing | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(28,705)
Assets Financing | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(9,604)
Assets Financing | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(19,033)
Assets Financing | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(68)
Assets Financing | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
ECA - Export Credit Agency | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,673,813)
ECA - Export Credit Agency | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(644,327)
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,029,486)
IFC - International Finance Corporation | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(4,856,113)
IFC - International Finance Corporation | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,207,873)
IFC - International Finance Corporation | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings	R$ (3,648,240)
BNDES – TJLP | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(10,085)
BNDES – TJLP | Country of domicile | 2027 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(1,891)
BNDES – TJLP | Country of domicile | 2028 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,782)
BNDES – TJLP | Country of domicile | 2029 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,782)
BNDES – TJLP | Country of domicile | 2030 | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(630)
BNDES – TJLP | Country of domicile | Later than five years and not later than six years | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
BNDES – TLP | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,688,355)
BNDES – TLP | Country of domicile | 2027 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(81,114)
BNDES – TLP | Country of domicile | 2028 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(159,396)
BNDES – TLP | Country of domicile | 2029 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(145,230)
BNDES – TLP | Country of domicile | 2030 | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(387,945)
BNDES – TLP | Country of domicile | Later than five years and not later than six years | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(490,292)
BNDES – TLP | Country of domicile | Later than six years [Member] | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(4,424,378)
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(529,066)
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | 2027 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(17,317)
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | 2028 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(42,369)
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | 2029 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(42,369)
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | 2030 | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(42,369)
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | Later than five years and not later than six years | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(42,369)
BNDES – Selic (“Special Settlement and Custody System”) | Country of domicile | Later than six years [Member] | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(342,273)
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(148,276)
BNDES – TR | Country of domicile | 2027 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,534)
BNDES – TR | Country of domicile | 2028 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,068)
BNDES – TR | Country of domicile | 2029 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,068)
BNDES – TR | Country of domicile | 2030 | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,068)
BNDES – TR | Country of domicile | Later than five years and not later than six years | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(11,068)
BNDES – TR | Country of domicile | Later than six years [Member] | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(98,470)
NCE (“Export Credit Notes”) | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(100,000)
NCE (“Export Credit Notes”) | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(25,000)
NCE (“Export Credit Notes”) | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(25,000)
NCE (“Export Credit Notes”) | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(25,000)
NCE (“Export Credit Notes”) | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(25,000)
NCE (“Export Credit Notes”) | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
NCR ("Rural producer certificate") | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(5,451,530)
NCR ("Rural producer certificate") | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,000,000)
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,451,530)
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(9,512,582)
Debentures | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings
Debentures | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(573,130)
Debentures | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(500,000)
Debentures | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(8,439,452)
Total in foreign currency [Member] | Foreign countries
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(61,536,581)
Total in foreign currency [Member] | Foreign countries | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(2,517,107)
Total in foreign currency [Member] | Foreign countries | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(6,080,900)
Total in foreign currency [Member] | Foreign countries | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(12,027,457)
Total in foreign currency [Member] | Foreign countries | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(10,256,829)
Total in foreign currency [Member] | Foreign countries | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(9,155,640)
Total in foreign currency [Member] | Foreign countries | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(21,498,648)
Total in local currency [Member] | Country of domicile
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(26,842,322)
Total in local currency [Member] | Country of domicile | 2027
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(147,289)
Total in local currency [Member] | Country of domicile | 2028
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(276,450)
Total in local currency [Member] | Country of domicile | 2029
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(317,617)
Total in local currency [Member] | Country of domicile | 2030
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(3,130,304)
Total in local currency [Member] | Country of domicile | Later than five years and not later than six years
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		(4,585,421)
Total in local currency [Member] | Country of domicile | Later than six years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current borrowings		R$ (18,385,241)